SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Selling, general and administrative expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Analysis of income and expense [abstract]
Selling expenses	$ 99,419	$ 108,363
Administrative expenses(1)	121,273	132,101
Distribution expenses	119,795	124,448
Selling, general and administrative expenses	$ 340,487	$ 364,912